RELATED PARTIES	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8 - RELATED PARTIES

At September 30, 2021 and December 31, 2020, respectively, the amount due to two stockholders was $1,000 relating to depositing funds for opening bank accounts for the Company.

The Company executed an operating lease to rent its current office facility from a stockholder on a month-to-month basis at a monthly rent of $250 starting January 1, 2020. The Company recorded rent expense of $750 and $750 for the three months ended September 30, 2021 and 2020, and $2,250 and $2,250 for the nine months ended September 30, 2021 and 2020, respectively. The Company has recorded $750 and $18,000 of rent payable to the stockholder in accounts payable as of September 30, 2021 and December 31, 2020, respectively.

The Company awarded shares payable to officers and a director valued at $60,060 and $183,219 for the three months ended September 30, 2021 and 2020, and $349,657 and $545,673 for the nine months ended September 30, 2021 and 2020, respectively, pursuant to the terms of an exchange agreement (Note 4). Shares payable as compensation to officers and a director amounted to $361,800 and $730,836 at September 30, 2021 and December 31, 2020, respectively. Shares payable compensation of $702,986 was converted into 2,343,288 shares of common stock for the nine months ended September 30, 2021 (Note 9).